LAND USE RIGHTS, NET	12 Months Ended
Feb. 28, 2022
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

8.           LAND USE RIGHTS, NET

Land use rights, net, consisted of the following:

	As of	As of
	February 28,	February 28,
	2021	2022

Land use rights	$207,657	$207,657
Less: accumulated amortization	(7,149)	(11,749)

Add: foreign exchange difference	16,194	21,800

Land use rights, net	$216,702	$217,708

The Group acquired two land use rights. The first one was at total cost of approximately RMB92 million for approximately 83,025 square meters of land in Zhenjiang, Jiangsu on March 19, 2019, for the development of office space. The second one was acquired at RMB1,360 million for approximately 28,600 square meters of land in Beijing on July 8, 2019, for the development of office space.

According to land use right policy in the PRC, the Group has a 50-year use right over the land in Zhenjiang and in Beijing, which is used as the basis for amortization.

Amortization expense for land use rights for the year ended February 28, 2021 and 2022, were $4,345 and $4,600, respectively. The Group expects to recognize $4,649 in amortization expense for each of the next five years and $194,463 thereafter.